Schedule of total remuneration and benefits paid to professionals (Details) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Salary and profit sharing		R$ 14,930	R$ 14,064	R$ 46,117	R$ 49,669
Short-term benefits	[1]	76	680	500	2,291
Private pension		282	304	872	1,200
Termination benefits		200	2,104	1,698	6,507
Share-based payment		7,668	5,561	21,854	13,955
Total remuneration and benefits paid to professionals		R$ 23,156	R$ 22,713	R$ 71,041	R$ 73,622

[1]	Comprises: medical assistance, educational expenses and others.